33. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details) - BRL (R$) R$ in Millions	Dec. 31, 2019		Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 16,098		R$ 16,183
Financial liabilities	18,764		(18,120)
Financial liabilities at fair value	(18,764)	[1]	(18,120)
Financial liabilities at amortised cost, class [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(18,281)		(17,701)
Financial liabilities at fair value	(18,281)		(17,701)
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(483)		(419)
Financial liabilities at fair value	(483)		(419)
Suppliers [Member] | Level 2 of fair value hierarchy [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(2,080)		(1,801)
Financial liabilities at fair value	(2,080)		(1,801)
Debt Agreed With Pension Fund [Member] | Level 2 of fair value hierarchy [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(566)		(652)
Financial liabilities at fair value	(566)		(652)
Concessions Payable [Member] | Level 3 of fair value hierarchy [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(20)		(19)
Financial liabilities at fair value	(20)		(19)
Advances from clients [Member] | Level 2 of fair value hierarchy [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities			(79)
Financial liabilities at fair value			(79)
Solution for deficit of pension fund [Member] | Level 2 of fair value hierarchy [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(550)		(378)
Financial liabilities at fair value	(550)		(378)
Loans, financings and debentures [Member] | Level 2 of fair value hierarchy [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(14,777)		(14,772)
Financial liabilities at fair value	(14,777)		(14,772)
Derivative financial instrument liabilities, SAAG put options [Member] | Level 3 of fair value hierarchy [Member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(483)		(419)
Financial liabilities at fair value	(483)		(419)
Leasing transactions [member] | Level 2 of fair value hierarchy [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(288)
Financial liabilities at fair value	(288)
Financial assets at amortised cost, class [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	12,128		12,675
Financial assets at fair value	12,128		12,675
Financial assets at amortised cost, class [Member] | Securities cash investments one [Member] | Level 2 of fair value hierarchy [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	102		117
Financial assets at fair value	102		117
Financial assets at amortised cost, class [Member] | Restricted cash [Member] | Level 2 of fair value hierarchy [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	12		91
Financial assets at fair value	12		91
Financial assets at amortised cost, class [Member] | Accounts receivable from the State of Minas Gerais [Member] | Level 2 of fair value hierarchy [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	115		246
Financial assets at fair value	115		246
Financial assets at amortised cost, class [Member] | Concession financial assets CVA Account and Other financial components in tariff adjustments [Member] | Level 3 of fair value hierarchy [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	882		1,081
Financial assets at fair value	882		1,081
Financial assets at amortised cost, class [Member] | Reimbursement of tariff subsidy payments [Member] | Level 2 of fair value hierarchy [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	97		91
Financial assets at fair value	97		91
Financial assets at amortised cost, class [Member] | Low income subsidy [Member] | Level 2 of fair value hierarchy [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	30		30
Financial assets at fair value	30		30
Financial assets at amortised cost, class [Member] | Reimbursement for assignment of contract [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets			10
Financial assets at fair value			10
Financial assets at amortised cost, class [Member] | Accounts receivable - Renova [Member] | Level 2 of fair value hierarchy [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets			532
Financial assets at fair value			532
Financial assets at amortised cost, class [Member] | Indemnifiable receivable - Transmission [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,281		1,296
Financial assets at fair value	1,281		1,296
Financial assets at amortised cost, class [Member] | Customers - Accounts receivable from the State of Minas Gerais [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets			246
Financial assets at fair value			246
Financial assets at amortised cost, class [Member] | Reimbursement for decontracted supply [Member] | Level 2 of fair value hierarchy [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets			97
Financial assets at fair value			97
Financial assets at amortised cost, class [Member] | Concession grant fee generation concessions [Member] | Level 3 of fair value hierarchy [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,468		2,409
Financial assets at fair value	2,468		2,409
Financial assets at amortised cost, class [Member] | Escrow deposits [Member] | Level 2 of fair value hierarchy [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,540		2,502
Financial assets at fair value	2,540		2,502
Financial assets at amortised cost, class [Member] | Accounts receivable from Customers and traders; Concession holders (transmission service) [Member] | Level 2 of fair value hierarchy [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,601		4,173
Financial assets at fair value	4,601		4,173
Financial assets at amortised cost, class [Member] | Advances to suppliers [Member] | Level 2 of fair value hierarchy [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets			94
Financial assets at fair value			94
Derivative financial instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,970		3,508
Financial assets at fair value	3,970		3,508
Derivative financial instruments [Member] | Derivative financial instrument assets, Ativas and Sonda Put options [Member] | Level 3 of fair value hierarchy [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	3		4
Financial assets at fair value	3		4
Derivative financial instruments [Member] | Derivative financial instrument assets, Swaps [Member] | Level 3 of fair value hierarchy [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,691		813
Financial assets at fair value	1,691		813
Derivative financial instruments [Member] | Indemnifiable receivable from generation [Member] | Level 3 of fair value hierarchy [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	816		816
Financial assets at fair value	816		816
Derivative financial instruments [Member] | Concession of distribution infrastructure [Member] | Level 3 of fair value hierarchy [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	483		396
Financial assets at fair value	483		396
Financial assets at fair value through profit or loss, category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	977		1,479
Financial assets at fair value	977		1,479
Financial assets at fair value through profit or loss, category [Member] | Cash equivalents investments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	326		783
Financial assets at fair value	326		783
Financial assets at fair value through profit or loss, category [Member] | Debentures [Member] | Level 2 of fair value hierarchy [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets			7
Financial assets at fair value			7
Financial assets at fair value through profit or loss, category [Member] | Treasury Financial Notes [Member] | Level 1 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	94		254
Financial assets at fair value	94		254
Financial assets at fair value through profit or loss, category [Member] | Bank financial notes [member] | Level 2 of fair value hierarchy [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	557		435
Financial assets at fair value	R$ 557		R$ 435

[1]	On December 31, 2019 and 2018, the book values of financial instruments reflect their fair values.